Information about Subsidiaries (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of subsidiaries [line items]
Current assets	$ 14,925,367	$ 24,562,513
Non-current assets	129,577,541	91,204,133
Current liabilities	16,422,520	5,796,640
Non-current liabilities	52,506,715	51,924,131
Net assets	144,502,908	115,766,646
Book value of non-controlling interest	4,088,994	3,113,233
Revenues	11,672,337	14,536,138	$ 15,570,955
Comprehensive income for the year	18,405,017	(25,922,964)	20,348,486
Cash from operating activities	4,889,552	5,587,988	7,025,545
Cash from investing activities	(2,879,459)	(4,957,878)	(9,726,750)
Cash from financing activities	(3,561,349)	(2,631,309)	4,959,238
Net increase in cash and cash equivalents	(1,551,256)	(2,001,199)	$ 2,258,033
Panamerican Mall S.A.[Member]
Disclosure of subsidiaries [line items]
Current assets	464,806	894,268
Non-current assets	26,131,918	19,820,241
Current liabilities	1,287,274	950,060
Non-current liabilities	5,884,572	5,593,408
Net assets	$ 19,424,878	$ 14,171,041
% of ownership interest held by non-controlling interests	20.00%	20.00%
Book value of non-controlling interest	$ 3,884,975	$ 2,834,208
% of ownership interest held by controlling interests	80.00%	80.00%
Book amount	$ 15,539,902	$ 11,336,832
Revenues	2,027,772	2,213,660
Comprehensive income for the year	5,984,852	491,630
Cash from operating activities	1,092,451	1,064,156
Cash from investing activities	(240,902)	(712,195)
Cash from financing activities	(1,192,318)	(165,054)
Net increase in cash and cash equivalents	(340,769)	186,907
Dividends paid to non-controlling interest